Share-Based Compensation (Details) - Schedule of share-based compensation expense of earn-out shares ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense of earn-out shares	¥ 37,710